Fair Value (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates		52.70%
Covid asset value		$ 2,800
Fair value of covid asset		1,400
Option liability	$ 2,624	1,417
Cizzle Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates	52.70%
Covid asset value	$ 2,900
Fair value of covid asset	1,200	$ 1,400
Option liability	$ 1,200
Vela Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates	52.70%
Covid asset value	$ 4,600
Fair value of covid asset	1,500
Option liability	$ 1,500